Series A and B 9% Convertible Preferred Stock (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended						201 Months Ended	210 Months Ended
	Apr. 30, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2012	Apr. 30, 2013
Net proceeds	$ 1,975,000	$ 1,450,000	$ 1,975,000	$ 1,975,000	$ 2,315,000	$ 0				$ 16,305,000	$ 17,755,000
Deemed dividend				376,746	766,417		810,003	764,154	720,900
Series A Convertible Preferred Stock [Member]
Net proceeds					2,315,000
Derivative Warrant Liability Fair Value					(1,871,167)
Derivative Additional Investment Rights Fair Value					(515,000)
Make whole payments liability					(695,250)
Deemed dividend					766,417
Series B Convertible Preferred Stock [Member]
Net proceeds	1,975,000		1,975,000
Derivative Warrant Liability Fair Value	(1,811,746)		(1,811,746)
Make whole payments liability	(540,000)		(540,000)
Deemed dividend	$ 376,746		$ 376,746